Schedule ofclasses of shares and main shareholders (Details)	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of shares	2,736,553,750
Percent	100.00%
Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	3,128,000
Percent	100.00%
Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,679,335,290
Percent	100.00%
Common Share [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,054,090,460
Percent	100.00%
State Of Parana [Member] | Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	734,304,512
Percent	69.66%
State Of Parana [Member] | Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	(0)
Percent	(0.00%)
State Of Parana [Member] | Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	115,969,784
Percent	6.91%
State Of Parana [Member] | Common Shares One [Member]
IfrsStatementLineItems [Line Items]
Number of shares	850,274,296
Percent	31.07%
B N D E S [Member] | Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	131,161,562
Percent	12.44%
B N D E S [Member] | Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	(0)
Percent	(0.00%)
B N D E S [Member] | Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	524,646,248
Percent	31.24%
B N D E S [Member] | Common Shares One [Member]
IfrsStatementLineItems [Line Items]
Number of shares	655,807,810
Percent	23.96%
Eletrobras [Member] | Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	15,307,740
Percent	1.45%
Eletrobras [Member] | Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	(0)
Percent	(0.00%)
Eletrobras [Member] | Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	(0)
Percent	(0.00%)
Eletrobras [Member] | Common Shares One [Member]
IfrsStatementLineItems [Line Items]
Number of shares	15,307,740
Percent	0.56%
Free Float B 3 [Member] | Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	126,653,784
Percent	12.02%
Free Float B 3 [Member] | Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	661,760
Percent	21.16%
Free Float B 3 [Member] | Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	863,944,649
Percent	51.44%
Free Float B 3 [Member] | Common Shares One [Member]
IfrsStatementLineItems [Line Items]
Number of shares	991,260,193
Percent	36.23%
Free Float N Y S E [Member] | Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	43,115,100
Percent	4.09%
Free Float N Y S E [Member] | Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	(0)
Percent	(0.00%)
Free Float N Y S E [Member] | Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	172,460,400
Percent	10.27%
Free Float N Y S E [Member] | Common Shares One [Member]
IfrsStatementLineItems [Line Items]
Number of shares	215,575,500
Percent	7.88%
Free Float Latibex [Member] | Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	228,667
Percent	0.02%
Free Float Latibex [Member] | Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	(0)
Percent	(0.00%)
Free Float Latibex [Member] | Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,782,043
Percent	0.11%
Free Float Latibex [Member] | Common Shares One [Member]
IfrsStatementLineItems [Line Items]
Number of shares	2,010,710
Percent	0.07%
City Halls [Member] | Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,783,930
Percent	0.17%
City Halls [Member] | Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	93,260
Percent	2.98%
City Halls [Member] | Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	34,710
Percent	(0.00%)
City Halls [Member] | Common Shares One [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,911,900
Percent	0.07%
Other Shareholders [Member] | Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,535,165
Percent	0.15%
Other Shareholders [Member] | Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	2,372,980
Percent	75.86%
Other Shareholders [Member] | Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	497,456
Percent	0.03%
Other Shareholders [Member] | Common Shares One [Member]
IfrsStatementLineItems [Line Items]
Number of shares	4,405,601
Percent	0.16%